Trade and Other Receivables - Gross and net amounts (Detail) - CLP ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Trade And Other Receivables [Line Items]
Trade and other receivables, Current	$ 511,455,330	$ 478,170,067
Trade receivables, Current	456,552,682	417,927,182
Leasing accounts receivables, Current	11,121,878	6,101,812
Other receivables, Current	43,780,770	54,141,073
Trade and other receivables, Non-current	313,574,385	60,527,843
Trade receivables, Non-current	191,966,929	2,046,845
Leasing accounts receivables, Non-current	117,873,340	55,651,630
Other receivables, Non-current	3,734,116	2,829,368
Gross Carrying Amount [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Trade and other receivables, Current	566,919,977	527,649,947
Trade receivables, Current	500,040,783	457,053,617
Leasing accounts receivables, Current	13,158,795	6,791,579
Other receivables, Current	53,720,399	63,804,751
Trade and other receivables, Non-current	313,574,385	60,527,843
Trade receivables, Non-current	191,966,929	2,046,845
Leasing accounts receivables, Non-current	117,873,340	55,651,630
Other receivables, Non-current	$ 3,734,116	$ 2,829,368